CONTINUANCE OF OPERATIONS (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) mo
Continuance Of Operations 1	$ 355,855
Continuance Of Operations 2	28,227,530
Continuance Of Operations 3	$ 1,382,318
Continuance Of Operations 4 | mo	12